Recoverable Cash Advances (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Current and Non-current Portion Cash Advances

(€‘000)	As at June 30, 2021	As at December 31, 2020
Non-Current portion	4 935	4 220
Current portion	340	371

Total Recoverable Cash Advances	5 275	4 590